Schedule of Stockholders' Equity Note, Warrants or Rights, Activity (Details)	12 Months Ended
Mar. 31, 2016 USD ($)
Common Stock And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1	$ 8,444,400
Common Stock And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2	$ 0
Common Stock And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3	1.00
Common Stock And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4	$ 0
Common Stock And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5	4,528,609
Common Stock And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6	$ 0
Common Stock And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7	1.62
Common Stock And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8	$ (14,400)
Common Stock And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9	$ 0
Common Stock And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 10	1.00
Common Stock And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 11	$ 0
Common Stock And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 12	8,430,000
Common Stock And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 13	$ 4,528,609
Common Stock And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 14	1.00
Common Stock And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 15	1.62